CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY
Net loss attributable to redeemable non-controlling interests	¥ (120,447)	¥ (655)
Other comprehensive income attributable to redeemable non-controlling interests	¥ 95,543